Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 31, 2015
Supplement [Text Block]	tf1_SupplementTextBlock

TRANSAMERICA FUNDS

Transamerica Event Driven

Supplement Dated June 9, 2015 to the Class I2 Prospectus and Summary Prospectus Dated March 31, 2015

Effective June 9, 2015, the “Fees and Expenses” and “Example” sections of the Class I2 Prospectus and Summary Prospectus are supplemented and superseded by the information below:

FEES AND EXPENSES:

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.22%
Distribution and service (12b-1) fees	None %
Other expenses[1]	0.30%
Total annual fund operating expenses	1.52%

[1]	“Other expenses” have been restated to reflect current expenses, including expenses related to borrowings by the fund.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years
$155	$480

Effective June 9, 2015, the “Principal Investment Strategies” section of the Class I2 Prospectus and Summary Prospectus and the “More on The Fund’s Strategies and Investments—Transamerica Event Driven” section of the Class I2 Prospectus are supplemented and superseded by the information below:

The fund’s sub-adviser, Advent Capital Management, LLC (the “sub-adviser”), normally invests the fund’s assets in securities of companies the sub-adviser believes are involved in a corporate or special situation event. These events may include stock repurchase programs, spin-offs, asset sales, restructurings, merger and acquisition opportunities, security mispricings due to market volatility (such as geopolitical unrest), earnings related opportunities, opportunities dependent on specific economic climates, and investments driven by special features in bond indentures (such as ratchet clauses and poison puts). The fund may invest in a variety of securities within a company’s capital structure, including, but not limited to, debt instruments, convertible securities, preferred securities, equity securities and warrants. Such securities may be senior or subordinated securities.

In executing this strategy, the fund seeks to capture the price difference between a security’s current market price and the anticipated value to be delivered through the successful completion of an extraordinary corporate transaction or a unique event-driven opportunity. Intensive fundamental and security valuation analysis is applied by the sub-adviser to identify value, calculate rates of return, monitor investment thesis progress, and manage risk. The sub-adviser utilizes fundamental research to select investments and focuses on the most optimal implementation of its fundamental views in the current market environment. The fund will generally invest in transactions with identifiable time-frames and high expected returns.

In order to participate in a known corporate event or catalyst, the sub-adviser may take long or short positions in the securities of a company based on fundamental research, which may include valuation, anticipated earnings releases, technical trading characteristics, and specific corporate events (such as strikes, contract awards, FDA approvals, new product announcements, industry dynamics, or the effects of news from a competitor).

The fund may employ leverage by borrowing up to one-third of the fund’s total assets (including the amount borrowed) to purchase investments and for other purposes. The fund’s borrowings may be secured or unsecured. The fund also may use derivative instruments, such as swaps, credit derivatives, financial futures and options for investment purposes. Certain derivatives used by the fund may have a leveraging effect, and the fund may use derivatives in addition to or instead of borrowing. Leverage may be used significantly in the fund’s investment strategy. The fund also may use derivatives to try to hedge investment risks.

When the fund borrows and/or uses derivatives with a leveraging effect, changes in the value of the fund’s investments will have a larger effect on its share price than if it did not borrow and/or use derivatives. Other risks also are magnified. There are costs associated with borrowing (for example, interest payments, origination fees and related expenses) which may exceed the income or gains received from securities purchased with borrowed money, and investments purchased with borrowed money may be worth less than the money borrowed. The fund may have to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations to lenders or to comply with the borrowing restrictions imposed by applicable law.

The fund will invest primarily in companies in developed markets, but may invest up to 20% of its assets in companies located in emerging markets. The fund may invest without limit in companies in non-U.S. developed markets and in lower investment grade and non-investment grade fixed income securities (commonly known as “junk bonds”). The sub-adviser expects the average duration of the fixed income securities within the fund’s portfolio, including the negative duration of short positions in fixed income securities, to be between 3 and 4 years. The fund may invest in companies of any capitalization.

The fund may have a portfolio turnover rate that is significantly higher than a comparable fund.

The fund is non-diversified.

Investors Should Retain this Supplement for Future Reference

June 9, 2015

Transamerica Event Driven
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf1_SupplementTextBlock

TRANSAMERICA FUNDS

Transamerica Event Driven

Supplement Dated June 9, 2015 to the Class I2 Prospectus and Summary Prospectus Dated March 31, 2015

Effective June 9, 2015, the “Fees and Expenses” and “Example” sections of the Class I2 Prospectus and Summary Prospectus are supplemented and superseded by the information below:

FEES AND EXPENSES:

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.22%
Distribution and service (12b-1) fees	None %
Other expenses[1]	0.30%
Total annual fund operating expenses	1.52%

[1]	“Other expenses” have been restated to reflect current expenses, including expenses related to borrowings by the fund.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years
$155	$480

Effective June 9, 2015, the “Principal Investment Strategies” section of the Class I2 Prospectus and Summary Prospectus and the “More on The Fund’s Strategies and Investments—Transamerica Event Driven” section of the Class I2 Prospectus are supplemented and superseded by the information below:

The fund’s sub-adviser, Advent Capital Management, LLC (the “sub-adviser”), normally invests the fund’s assets in securities of companies the sub-adviser believes are involved in a corporate or special situation event. These events may include stock repurchase programs, spin-offs, asset sales, restructurings, merger and acquisition opportunities, security mispricings due to market volatility (such as geopolitical unrest), earnings related opportunities, opportunities dependent on specific economic climates, and investments driven by special features in bond indentures (such as ratchet clauses and poison puts). The fund may invest in a variety of securities within a company’s capital structure, including, but not limited to, debt instruments, convertible securities, preferred securities, equity securities and warrants. Such securities may be senior or subordinated securities.

In executing this strategy, the fund seeks to capture the price difference between a security’s current market price and the anticipated value to be delivered through the successful completion of an extraordinary corporate transaction or a unique event-driven opportunity. Intensive fundamental and security valuation analysis is applied by the sub-adviser to identify value, calculate rates of return, monitor investment thesis progress, and manage risk. The sub-adviser utilizes fundamental research to select investments and focuses on the most optimal implementation of its fundamental views in the current market environment. The fund will generally invest in transactions with identifiable time-frames and high expected returns.

In order to participate in a known corporate event or catalyst, the sub-adviser may take long or short positions in the securities of a company based on fundamental research, which may include valuation, anticipated earnings releases, technical trading characteristics, and specific corporate events (such as strikes, contract awards, FDA approvals, new product announcements, industry dynamics, or the effects of news from a competitor).

The fund may employ leverage by borrowing up to one-third of the fund’s total assets (including the amount borrowed) to purchase investments and for other purposes. The fund’s borrowings may be secured or unsecured. The fund also may use derivative instruments, such as swaps, credit derivatives, financial futures and options for investment purposes. Certain derivatives used by the fund may have a leveraging effect, and the fund may use derivatives in addition to or instead of borrowing. Leverage may be used significantly in the fund’s investment strategy. The fund also may use derivatives to try to hedge investment risks.

When the fund borrows and/or uses derivatives with a leveraging effect, changes in the value of the fund’s investments will have a larger effect on its share price than if it did not borrow and/or use derivatives. Other risks also are magnified. There are costs associated with borrowing (for example, interest payments, origination fees and related expenses) which may exceed the income or gains received from securities purchased with borrowed money, and investments purchased with borrowed money may be worth less than the money borrowed. The fund may have to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations to lenders or to comply with the borrowing restrictions imposed by applicable law.

The fund will invest primarily in companies in developed markets, but may invest up to 20% of its assets in companies located in emerging markets. The fund may invest without limit in companies in non-U.S. developed markets and in lower investment grade and non-investment grade fixed income securities (commonly known as “junk bonds”). The sub-adviser expects the average duration of the fixed income securities within the fund’s portfolio, including the negative duration of short positions in fixed income securities, to be between 3 and 4 years. The fund may invest in companies of any capitalization.

The fund may have a portfolio turnover rate that is significantly higher than a comparable fund.

The fund is non-diversified.

Investors Should Retain this Supplement for Future Reference

June 9, 2015

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect current expenses, including expenses related to borrowings by the fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund’s sub-adviser, Advent Capital Management, LLC (the “sub-adviser”), normally invests the fund’s assets in securities of companies the sub-adviser believes are involved in a corporate or special situation event. These events may include stock repurchase programs, spin-offs, asset sales, restructurings, merger and acquisition opportunities, security mispricings due to market volatility (such as geopolitical unrest), earnings related opportunities, opportunities dependent on specific economic climates, and investments driven by special features in bond indentures (such as ratchet clauses and poison puts). The fund may invest in a variety of securities within a company’s capital structure, including, but not limited to, debt instruments, convertible securities, preferred securities, equity securities and warrants. Such securities may be senior or subordinated securities.

In executing this strategy, the fund seeks to capture the price difference between a security’s current market price and the anticipated value to be delivered through the successful completion of an extraordinary corporate transaction or a unique event-driven opportunity. Intensive fundamental and security valuation analysis is applied by the sub-adviser to identify value, calculate rates of return, monitor investment thesis progress, and manage risk. The sub-adviser utilizes fundamental research to select investments and focuses on the most optimal implementation of its fundamental views in the current market environment. The fund will generally invest in transactions with identifiable time-frames and high expected returns.

In order to participate in a known corporate event or catalyst, the sub-adviser may take long or short positions in the securities of a company based on fundamental research, which may include valuation, anticipated earnings releases, technical trading characteristics, and specific corporate events (such as strikes, contract awards, FDA approvals, new product announcements, industry dynamics, or the effects of news from a competitor).

The fund may employ leverage by borrowing up to one-third of the fund’s total assets (including the amount borrowed) to purchase investments and for other purposes. The fund’s borrowings may be secured or unsecured. The fund also may use derivative instruments, such as swaps, credit derivatives, financial futures and options for investment purposes. Certain derivatives used by the fund may have a leveraging effect, and the fund may use derivatives in addition to or instead of borrowing. Leverage may be used significantly in the fund’s investment strategy. The fund also may use derivatives to try to hedge investment risks.

When the fund borrows and/or uses derivatives with a leveraging effect, changes in the value of the fund’s investments will have a larger effect on its share price than if it did not borrow and/or use derivatives. Other risks also are magnified. There are costs associated with borrowing (for example, interest payments, origination fees and related expenses) which may exceed the income or gains received from securities purchased with borrowed money, and investments purchased with borrowed money may be worth less than the money borrowed. The fund may have to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations to lenders or to comply with the borrowing restrictions imposed by applicable law.

The fund will invest primarily in companies in developed markets, but may invest up to 20% of its assets in companies located in emerging markets. The fund may invest without limit in companies in non-U.S. developed markets and in lower investment grade and non-investment grade fixed income securities (commonly known as “junk bonds”). The sub-adviser expects the average duration of the fixed income securities within the fund’s portfolio, including the negative duration of short positions in fixed income securities, to be between 3 and 4 years. The fund may invest in companies of any capitalization.

The fund may have a portfolio turnover rate that is significantly higher than a comparable fund.

The fund is non-diversified.
Transamerica Event Driven | I2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	1.22%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.52%
1 year	rr_ExpenseExampleYear01	155
3 years	rr_ExpenseExampleYear03	480

[1]	"Other expenses" have been restated to reflect current expenses, including expenses related to borrowings by the fund.